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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-05597
Invesco Municipal Income Opportunities Trust
(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309
(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 11/30/11

Item 1. Schedule of Investments.

Invesco Municipal Income Opportunities Trust
Quarterly Schedule of Portfolio Holdings
November 30, 2011

invesco.com/us	MS-CE-MIOPP-QTR-1 11/11	Invesco Advisers, Inc.

Schedule of Investments
November 30, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—105.19%

Alabama—0.95%

Colbert (County of) Northwest Alabama Health Care Authority; Series 2003, Health Care Facilities RB	5.75%	06/01/27	$1,000	$991,400

Huntsville (City of) Special Care Facilities Financing Authority (Redstone Village); Series 2007, Retirement Facility RB	5.50%	01/01/43	370	277,796

				1,269,196

Arizona—2.69%

Pima (County of) Industrial Development Authority (Constellation Schools); Series 2008, Lease RB	7.00%	01/01/38	1,225	1,136,788

Pima (County of) Industrial Development Authority (Global Water Resources LLC); Series 2007, Water & Wastewater RB (a)	6.55%	12/01/37	800	796,040

Pima (County of) Industrial Development Authority (Noah Webster Basic Schools); Series 2004 A, Education RB	6.00%	12/15/24	500	487,640

Pinal (County of) Electric District No. 4; Series 2008, Electrical System RB	6.00%	12/01/38	660	677,807

Quechan Indian Tribe of Fort Yuma (California and Arizona Governmental); Series 2008, RB	7.00%	12/01/27	530	492,709

				3,590,984

California—7.76%

Alhambra (City of) (Atherton Baptist Homes); Series 2010 A, RB	7.63%	01/01/40	400	418,008

Bakersfield (City of); Series 2007 A, Wastewater RB (INS-AGM) (b)(c)	5.00%	09/15/32	390	402,527

California (County of) Tobacco Securitization Agency (Gold Country Settlement Funding Corp.); Series 2006, Tobacco Settlement Asset-Backed CAB RB (d)	0.00%	06/01/33	1,680	154,711

California (State of) Municipal Finance Authority (High Tech High-Media Arts); Series 2008 A, Educational Facility RB (e)	5.88%	07/01/28	335	300,757

California (State of) Statewide Communities Development Authority (California Baptist University);
Series 2007 A, RB	5.50%	11/01/38	1,000	888,620

Series 2011, RB	7.25%	11/01/31	400	431,820

California (State of) Statewide Communities Development Authority (Thomas Jefferson School of Law); Series 2008 A, RB (e)	7.25%	10/01/38	200	202,924

Daly City (City of) Housing Development Finance Agency (Franciscan Mobile Home Park Acquisition); Series 2007 C, Ref. Third Tier RB	6.50%	12/15/47	980	910,998

Desert Community College District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (c)(d)	0.00%	08/01/46	4,000	480,840

Golden State Tobacco Securitization Corp.;
Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	4.50%	06/01/27	400	318,740

Series 2007 A-1, Sr. Tobacco Settlement Asset-Backed RB	5.13%	06/01/47	2,850	1,812,828

National City (City of) Community Development Commission (National City Redevelopment); Series 2011, Tax Allocation RB	7.00%	08/01/32	400	444,652

Poway Unified School District (School Facilities Improvement); Series 2011, Unlimited Tax CAB GO Bonds (d)	0.00%	08/01/39	4,350	787,089

Riverside (County of) Redevelopment Agency (Mid County Redevelopment Project Area); Series 2010 C, Tax Allocation RB	6.25%	10/01/40	400	376,620

Sacramento (County of) Community Facilities District No. 2005-2 (North Vineyard Station No. 1); Series 2007 A, Special Tax Bonds	6.00%	09/01/37	400	332,744

San Buenaventura (City of) (Community Memorial Health System); Series 2011, RB	7.50%	12/01/41	400	420,080

San Francisco (City & County of) Redevelopment Financial Authority (Mission Bay South Redevelopment); Series 2011 D, Tax Allocation RB	7.00%	08/01/41	560	590,912

Southern California Logistics Airport Authority; Series 2008 A, Tax Allocation CAB RB (d)	0.00%	12/01/44	7,235	420,498

Union City (City of) Community Redevelopment Agency (Community Redevelopment); Series 2011, Sub. Lien Tax Allocation RB	6.88%	12/01/33	600	648,198

				10,343,566

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Colorado—3.14%

Colorado (State of) Health Facilities Authority (Christian Living Communities);
Series 2006 A, RB	5.75%	01/01/37	$600	$560,778

Series 2009 A, RB	9.00%	01/01/34	500	526,055

Colorado (State of) Health Facilities Authority (Total Longterm Care National Obligated Group); Series 2010 A, RB	6.25%	11/15/40	400	409,200

Colorado (State of) Housing & Finance Authority; Series 1998 D-2, Sr. Single Family Program RB (a)	6.35%	11/01/29	190	203,380

Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	400	406,964

Copperleaf Metropolitan District No. 2; Series 2006, Limited Tax GO Bonds	5.95%	12/01/36	1,000	648,280

Denver (City of) Convention Center Hotel Authority; Series 2006, Ref. Sr. RB (INS-SGI) (c)	5.00%	12/01/35	370	328,838

Montrose (County of) Memorial Hospital Board of Trustees; Series 2003, Enterprise RB	6.00%	12/01/33	400	406,024

Northwest Metropolitan District No. 3; Series 2005, Limited Tax GO Bonds	6.25%	12/01/35	800	693,400

				4,182,919

Connecticut—0.73%

Georgetown (City of) Special Taxing District; Series 2006 A, Unlimited Tax GO Bonds (e)(f)	5.13%	10/01/36	1,970	973,042

Delaware—0.24%

Sussex (County of) (Cadbury at Lewes); Series 2006 A, First Mortgage RB	6.00%	01/01/35	400	314,228

District of Columbia—0.77%

District of Columbia (Cesar Chavez Charter School); Series 2011, RB	7.88%	11/15/40	400	414,460

District of Columbia; Series 2009 B, Ref. Income Tax Sec. RB (b)	5.00%	12/01/25	540	614,153

				1,028,613

Florida—13.78%

Alachua (County of) (North Florida Retirement Village, Inc.);
Series 2007, IDR	5.25%	11/15/17	500	476,140

Series 2007, IDR	5.88%	11/15/36	800	645,472

Series 2007, IDR	5.88%	11/15/42	400	314,900

Alachua (County of) Health Facilities Authority (Terraces at Bonita Springs); Series 2011 A, Health Facilities RB	8.13%	11/15/46	400	395,312

Beacon Lakes Community Development District; Series 2003 A, Special Assessment Bonds	6.90%	05/01/35	725	731,503

Brevard (County of) Health Facilities Authority (Buena Vida Estates, Inc.); Series 2008, Residential Care Facility RB	6.75%	01/01/37	635	567,087

Broward (County of) (Civic Arena); Series 2006 A, Ref. Professional Sports Facilities Tax RB (INS-AGM) (b)(c)	5.00%	09/01/33	2,960	3,144,023

Capital Trust Agency (Million Air One LLC); Series 2011, RB (a)	7.75%	01/01/41	400	412,728

Collier (County of) Industrial Development Authority (Arlington Naples); Series 2011, Continuing Care Community BAN	14.00%	05/15/15	200	199,058

Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2010 A, Educational Facilities RB	6.00%	09/15/40	400	374,556

Lee (County of) Industrial Development Authority (Cypress Cove Health Park); Series 1997 A, Health Care Facilities RB	6.38%	10/01/25	400	310,672

Lee (County of) Industrial Development Authority (Lee County Community Charter Schools, LLC);
Series 2007 A, IDR	5.25%	06/15/27	400	347,992

Series 2007 A, IDR	5.38%	06/15/37	1,000	822,150

Miami-Dade (County of); Series 2009, Sub. Special Obligation CAB RB (d)	0.00%	10/01/42	3,200	426,304

Mid-Bay Bridge Authority; Series 2011 A, Springing Lien RB	7.25%	10/01/40	400	417,956

Midtown Miami Community Development District; Series 2004 A, Special Assessment RB	6.25%	05/01/37	1,000	998,800

Orange (County of) Health Facilities Authority (Orlando Lutheran Towers, Inc.);
Series 2005, Ref. Health Care Facility RB	5.70%	07/01/26	500	451,205

Series 2007, First Mortgage RB	5.50%	07/01/32	1,000	845,310

Orange (County of) Health Facilities Authority (Westminster Community Care); Series 1999, RB	6.75%	04/01/34	1,000	973,490

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Florida—(continued)

Pinellas (County of) Health Facilities Authority (The Oaks of Clearwater); Series 2004, RB	6.25%	06/01/34	$600	$608,706

Renaissance Commons Community Development District; Series 2005 A, Special Assessment Bonds	5.60%	05/01/36	920	759,110

South Miami (City of) Health Facilities Authority (Baptist Health South Florida Obligated Group); Series 2007, Hospital RB (b)	5.00%	08/15/32	2,860	2,900,183

St. Johns (County of) Industrial Development Authority (Presbyterian Retirement Communities); Series 2010 A, RB	6.00%	08/01/45	400	404,944

Tolomato Community Development District;
Series 2007, Special Assessment Bonds (f)	6.55%	05/01/27	600	342,810

Series 2007 A, Special Assessment RB (f)	5.25%	05/01/39	485	252,937

University Square Community Development District; Series 2007 A-1, Capital Improvement Special Assessment RB	5.88%	05/01/38	250	237,318

				18,360,666

Georgia—1.31%

Atlanta (City of) (Beltline); Series 2009 B, Tax Allocation RB	7.38%	01/01/31	400	421,212

Atlanta (City of) (Eastside); Series 2005 B, Tax Allocation RB	5.60%	01/01/30	1,000	1,000,590

Clayton (County of) Development Authority (Delta Air Lines, Inc.); Series 2009 B, Special Facilities RB (a)	9.00%	06/01/35	300	323,073

				1,744,875

Hawaii—1.45%

Hawaii (State of) Department of Budget & Finance (15 Craigside); Series 2009 A, Special Purpose Sr. Living RB	8.75%	11/15/29	400	454,792

Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co.); Series 2009, Special Purpose RB	6.50%	07/01/39	400	433,012

Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2003 A, Special Purpose RB	8.00%	11/15/33	1,000	1,039,710

				1,927,514

Idaho—0.60%

Idaho (State of) Health Facilities Authority (Valley Vista Care Corp.); Series 2007, Ref. RB	6.13%	11/15/27	885	801,005

Illinois—11.55%

Bolingbrook (Village of) Special Services Area No. 1 (Forest City); Series 2005, Special Tax RB	5.90%	03/01/27	750	629,363

Bolingbrook (Village of); Series 2005, Sales Tax RB	6.25%	01/01/24	1,000	671,340

Chicago (City of) (Lakeshore East); Series 2002, Special Assessment Improvement Bonds	6.75%	12/01/32	1,797	1,843,435

Chicago (City of); Series 2011 C, COP Tax Increment RN	7.13%	05/01/25	430	444,358

Cook (County of) (Navistar International Corp.); Series 2010, Recovery Zone Facility RB	6.50%	10/15/40	400	413,796

Illinois (State of) Finance Authority (CHF- DeKalb II, LLC.- Northern Illinois University); Series 2011, Student Housing RB	6.88%	10/01/43	400	416,836

Illinois (State of) Finance Authority (Friendship Village of Schaumburg); Series 2010, RB	7.00%	02/15/38	580	563,667

Illinois (State of) Finance Authority (Kewanee Hospital); Series 2006, RB	5.00%	08/15/26	395	344,128

Illinois (State of) Finance Authority (Luther Oaks); Series 2006 A, RB	6.00%	08/15/39	1,000	784,690

Illinois (State of) Finance Authority (Montgomery Place); Series 2006 A, RB	5.75%	05/15/38	800	681,944

Illinois (State of) Finance Authority (Park Place of Elmhurst); Series 2010 A, RB	8.25%	05/15/45	400	394,608

Illinois (State of) Finance Authority (Smith Crossing); Series 2003 A, RB	7.00%	11/15/32	800	748,448

Illinois (State of) Finance Authority (The Admiral at the Lake); Series 2010 A, RB	7.25%	05/15/20	400	401,552

Illinois (State of) Finance Authority (The Landing at Plymouth Place); Series 2005 A, RB	6.00%	05/15/37	1,000	819,030

Illinois (State of) Finance Authority (UNO Charter School Network, Inc.);
Series 2011, Ref. Charter School RB	6.88%	10/01/31	200	201,566

Series 2011, Ref. Charter School RB	7.13%	10/01/41	200	201,630

Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2010 A, Dedicated State Tax RB (b)	5.50%	06/15/50	390	401,364

Series 2010 B, Ref. CAB RB (INS-AGM) (c)(d)	0.00%	06/15/43	4,000	582,080

Illinois (State of) Toll Highway Authority; Series 2008 B, RB (b)	5.50%	01/01/33	1,200	1,265,508

Long Grove (Village of) (Sunset Grove); Series 2010, Limited Obligation Tax Increment Allocation RB	7.50%	01/01/30	400	395,288

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)

Pingree Grove (Village of) (Cambridge Lakes Learning Center); Series 2011, RB	8.50%	06/01/41	$400	$410,996

Pingree Grove (Village of) Special Service Area No. 7 (Cambridge Lakes); Series 2006-1, Special Tax Bonds	6.00%	03/01/36	992	899,317

United City of Yorkville (City of) (Cannonball/Beecher Road); Series 2007, Special Tax Bonds	5.75%	03/01/28	985	914,218

Upper Illinois River Valley Development Authority (Pleasant View Luther Home); Series 2010, RB	7.38%	11/15/45	400	397,512

Will (County of) & Kankakee (City of) Regional Development Authority (Senior Estates Supportive Living); Series 2007, MFH RB (a)	7.00%	12/01/42	640	570,342

				15,397,016

Indiana—0.98%

Crown Point (City of) (Wittenberg Village); Series 2009 A, Economic Development RB	8.00%	11/15/39	400	413,008

Indiana (State of) Finance Authority (King’s Daughters Hospital & Health Services); Series 2010, Hospital RB	5.50%	08/15/45	300	274,554

St. Joseph (County of) (Holy Cross Village at Notre Dame); Series 2006 A, Economic Development RB	6.00%	05/15/26	285	271,505

Vigo (County of) Hospital Authority (Union Hospital, Inc.); Series 2007, RB (e)	5.80%	09/01/47	400	340,068

				1,299,135

Iowa—1.68%

Cass (County of) (Cass County Memorial Hospital); Series 2010 A, Hospital RB	7.25%	06/01/35	400	426,796

Iowa (State of) Finance Authority (Bethany Life Communities); Series 2006 A, Ref. Senior Housing RB	5.55%	11/01/41	1,000	845,430

Iowa (State of) Finance Authority (Madrid Home); Series 2007, Ref. Health Care Facility RB	5.90%	11/15/37	750	619,215

Orange City (City of); Series 2008, Ref. Hospital Capital Loan Notes	5.60%	09/01/32	400	352,392

				2,243,833

Kansas—0.40%

Olathe (City of) (Catholic Care Campus, Inc.); Series 2006 A, Sr. Living Facility RB	6.00%	11/15/38	560	530,701

Kentucky—0.31%

Kentucky (State of) Economic Development Finance Authority (Masonic Home Independent Living II); Series 2011, RB	7.38%	05/15/46	400	406,776

Louisiana—1.45%

Lakeshore Villages Master Community Development District; Series 2007, Special Assessment Bonds (f)	5.25%	07/01/17	794	317,362

Louisiana (State of) Local Government Environmental Facilities & Community Development Authority (Westlake Chemical Corp.); Series 2009 A, RB	6.50%	08/01/29	400	425,296

Louisiana (State of) Public Facilities Authority (Lake Charles Memorial Hospital); Series 2007, Ref. Hospital RB (e)	6.38%	12/01/34	400	392,064

Tobacco Settlement Financing Corp.; Series 2001 B, Tobacco Settlement Asset-Backed RB	5.88%	05/15/39	800	800,128

				1,934,850

Maine—0.31%

Maine (State of) Health & Higher Educational Facilities Authority (Maine General Medical Center); Series 2011, RB	6.75%	07/01/41	400	411,616

Maryland—1.38%

Harford (County of); Series 2011, Special Obligation Tax Allocation RB	7.50%	07/01/40	400	422,596

Maryland (State of) Health & Higher Educational Facilities Authority (King Farm Presbyterian Retirement Community); Series 2007 A, RB	5.30%	01/01/37	750	561,128

Maryland (State of) Health & Higher Educational Facilities Authority (Washington Christian Academy); Series 2006, RB (f)	5.50%	07/01/38	800	349,968

Maryland (State of) Industrial Development Financing Authority (Our Lady of Good Counsel High School Facility); Series 2005 A, Economic Development RB	6.00%	05/01/35	500	502,570

				1,836,262

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Massachusetts—3.35%

Massachusetts (Commonwealth of); Series 2004 A, Ref. Limited Tax GO Bonds (INS-AMBAC) (b)(c)	5.50%	08/01/30	$390	$480,129

Massachusetts (State of) Development Finance Agency (Linden Ponds, Inc. Facility);
Series 2011 A-1, RB	6.25%	11/15/46	301	213,492

Series 2011 A-2, RB	5.50%	11/15/46	16	9,679

Series 2011 B, RB (d)	0.00%	11/15/56	80	390

Massachusetts (State of) Development Finance Agency (Loomis Community); Series 1999 A, First Mortgage RB	5.75%	07/01/23	1,500	1,499,925

Massachusetts (State of) Development Finance Agency (Massachusetts Institute of Technology); Series 2002 K, RB (b)	5.50%	07/01/32	195	251,704

Massachusetts (State of) Development Finance Agency (The Groves in Lincoln); Series 2009 A, Senior Living Facilities RB	7.75%	06/01/39	400	401,684

Massachusetts (State of) Development Finance Agency (The New England Center For Children, Inc.); Series 1998, RB	5.88%	11/01/18	1,210	1,184,287

Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB	6.88%	01/01/41	400	427,244

				4,468,534

Michigan—0.69%

Dearborn Economic Development Corp. (Henry Ford Village, Inc.); Series 2008, Ref. Limited Obligation RB	7.00%	11/15/28	500	479,435

Michigan (State of) Strategic Fund (The Dow Chemical Co.); Series 2003 A-1, Ref. Limited Obligation RB (a)(g)(h)	6.75%	06/01/14	400	444,908

				924,343

Minnesota—3.47%

Anoka (City of) (The Homestead at Anoka Inc.); Series 2011 A, Health Care Facilities RB	7.00%	11/01/40	400	400,256

Bloomington (City of) Port Authority (Radisson Blu Moa LLC); Series 2010, Recovery Zone Facility RB	9.00%	12/01/35	400	411,560

Brooklyn Park (City of) (Prairie Seeds Academy); Series 2009 A, Lease RB	9.25%	03/01/39	450	497,542

Minneapolis (City of) (Fairview Health Services); Series 2008 A, Health Care System RB	6.75%	11/15/32	600	665,700

North Oaks (City of) (Presbyterian Homes of North Oaks, Inc.); Series 2007, Sr. Housing RB	6.13%	10/01/39	750	741,525

Rochester (City of) (Samaritan Bethany, Inc.); Series 2009 A, Ref. Health Care & Housing RB	7.38%	12/01/41	400	418,404

St. Paul (City of) Housing & Redevelopment Authority (Emerald Gardens); Series 2010, Ref. Tax Increment Allocation RB	6.25%	03/01/25	400	404,960

Tobacco Securitization Authority; Series 2011 B, Tobacco Settlement RB	5.25%	03/01/31	400	404,872

West St. Paul (City of) (Walker Thompson Hill, LLC); Series 2011A, Health Care Facilities RB	7.00%	09/01/46	280	279,958

Winsted (City of) (St. Mary’s Care Center); Series 2010 A, Health Care RB	6.88%	09/01/42	400	402,768

				4,627,545

Mississippi—0.30%

Mississippi Business Finance Corp. (System Energy Resources, Inc.); Series 1998, PCR	5.88%	04/01/22	400	401,920

Missouri—4.25%

Branson (City of) Regional Airport Transportation Development District; Series 2007 B, Airport RB (b)	6.00%	07/01/37	500	217,925

Branson Hills Infrastructure Facilities Community Improvement District; Series 2007 A, Special Assessment RB	5.50%	04/01/27	750	517,117

Bridgeton (City of) Industrial Development Authority (Sarah Community); Series 2011A, Housing Improvement & Ref. RB	6.38%	05/01/35	400	397,184

Cass (County of); Series 2007, Hospital RB	5.63%	05/01/38	400	366,880

Des Peres (City of) (West County Center); Series 2002 A, Ref. Tax Increment Allocation RB	5.75%	04/15/20	2,000	2,001,840

Kansas City (City of) Industrial Development Authority (Ward Parkway Center Coummunity Improvement District); Series 2011, Sales Tax RB	6.75%	10/01/41	400	399,952

Kirkwood (City of) Industrial Development Authority (Aberdeen Heights); Series 2010 A, Retirement Community RB	8.25%	05/15/39	400	416,236

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Missouri—(continued)

St. Louis (County of) Industrial Development Authority (Grand Center Redevelopment); Series 2011, Tax Increment Improvement RB	6.38%	12/01/25	$400	$406,124

St. Louis (County of) Industrial Development Authority (Ranken-Jordan); Series 2007, Ref. Health Facilities RB	5.00%	11/15/22	250	228,623

St. Louis (County of) Industrial Development Authority (St. Andrew’s Resources for Seniors); Series 2007 A, Sr. Living Facilities RB	6.38%	12/01/41	750	705,517

				5,657,398

Nebraska—0.31%

Gage (County of) Hospital Authority No. 1 (Beatrice Community Hospital & Health Center); Series 2010 B, Health Care Facilities RB	6.75%	06/01/35	400	407,368

Nevada—1.66%

Director of the State of Nevada Department of Business & Industry (Las Vegas Monorail); Series 2000, Second Tier RB (f)	7.38%	01/01/40	1,000	1,400

Henderson (City of) (Local Improvement District No. T-18); Series 2006, Special Assessment RB	5.30%	09/01/35	450	236,430

Las Vegas (City of) Redevelopment Agency; Series 2009 A, Tax Increment Allocation RB	8.00%	06/15/30	500	573,640

Mesquite (City of) Special Improvement District No. 7 (Anthem at Mesquite); Series 2007, Local Improvement Bonds	6.00%	08/01/23	970	877,617

Sparks (City of) Local Improvement Districts No. 3 (Legends at Sparks Marina); Series 2008, Limited Obligation Improvement Bonds	6.50%	09/01/20	520	525,299

				2,214,386

New Hampshire—0.31%

New Hampshire (State of) Business Finance Authority (Huggins Hospital); Series 2009, First Mortgage RB	6.88%	10/01/39	400	418,912

New Jersey—4.97%

Essex (County of) Improvement Authority (Newark); Series 2010 A, RB	6.25%	11/01/30	400	428,032

New Jersey (State of) Economic Development Authority (Continental Airlines, Inc.);
Series 1999, Special Facility RB (a)	6.25%	09/15/19	400	392,100

Series 1999, Special Facility RB (a)	6.40%	09/15/23	210	208,417

New Jersey (State of) Economic Development Authority (Lions Gate); Series 2005 A, First Mortgage RB	5.88%	01/01/37	730	635,049

New Jersey (State of) Economic Development Authority (Presbyterian Home at Montgomery); Series 2001 A, First Mortgage RB	6.38%	11/01/31	1,000	886,120

New Jersey (State of) Economic Development Authority (Seashore Gardens Living Center); Series 2006, First Mortgage RB	5.38%	11/01/36	700	521,493

New Jersey (State of) Economic Development Authority (United Methodist Homes); Series 1998, Ref. RB	5.13%	07/01/25	2,000	1,765,760

New Jersey (State of) Health Care Facilities Financing Authority (Raritan Bay Medical Center); Series 1994, RB	7.25%	07/01/27	600	458,250

New Jersey (State of) Health Care Facilities Financing Authority (St. Joseph’s Health Care System); Series 2008, RB	6.63%	07/01/38	400	401,552

Tobacco Settlement Financing Corp.;
Series 2007 1A, RB	4.50%	06/01/23	400	362,264

Series 2007 1A, RB	5.00%	06/01/29	400	305,828

Series 2007 1A, RB	5.00%	06/01/41	380	263,564

				6,628,429

New Mexico—0.30%

New Mexico (State of) Hospital Equipment Loan Council (La Vida Llena); Series 2010 A, First Mortgage RB	6.13%	07/01/40	400	402,624

New York—4.49%

Brooklyn Arena Local Development Corp. (Barclays Center);
Series 2009, CAB RB (d)	0.00%	07/15/35	560	138,398

Series 2009, CAB RB (d)	0.00%	07/15/46	4,000	458,440

Nassau (County of) Industrial Development Agency (Amsterdam at Harborside); Series 2007 A, Continuing Care Retirement Community RB	6.50%	01/01/27	625	520,694

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New York—(continued)

New York (City of) Industrial Development Agency (7 World Trade Center, LLC); Series 2005 A, Liberty RB	6.50%	03/01/35	$640	$639,904

New York (City of) Industrial Development Agency (Polytechnic University); Series 2007, Civic Facility RB (INS-ACA) (c)	5.25%	11/01/37	500	490,260

New York (State of) Dormitory Authority (Orange Regional Medical Center); Series 2008, Non State Supported Debt RB	6.25%	12/01/37	400	400,336

New York Liberty Development Corp. (Bank of America Tower at One Bryant Park); Series 2010, Ref. Second Priority Liberty RB	6.38%	07/15/49	400	416,276

New York Liberty Development Corp. (National Sports Museum); Series 2006 A, RB (Acquired 08/07/06; Cost $848,563) (e)(f)	6.13%	02/15/19	1,000	10

Seneca (County of) Industrial Development Agency (Seneca Meadows, Inc.); Series 2005, RB (a)(e)(g)(h)	6.63%	10/01/13	400	401,756

Suffolk (County of) Industrial Development Agency (Medford Hamlet Assisted Living); Series 2005, Assisted Living Facility RB (a)	6.38%	01/01/39	1,440	1,232,741

The Port Authority of New York and New Jersey;
One Hundred Sixty-Ninth Series 2011, Consolidated Bonds (b)	5.00%	10/15/27	680	730,116

One Hundred Sixty-Ninth Series 2011, Consolidated Bonds (b)	5.00%	10/15/28	520	554,835

				5,983,766

North Carolina—0.31%

North Carolina (State of) Medical Care Commission (Whitestone); Series 2011 A, First Mortgage Retirement Facilities RB	7.75%	03/01/41	400	411,480

North Dakota—0.63%

Grand Forks (City of) (4000 Valley Square); Series 2006, Ref. Sr. Housing RB	5.30%	12/01/34	1,000	842,070

Ohio—2.26%

Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 A, Health Care RB	6.00%	11/01/38	600	523,140

Cuyahoga (County of) (Eliza Jennings Senior Care Network); Series 2007 A, Health Care & Independent Living Facilities RB	5.75%	05/15/27	850	784,873

Lorain (County of) Port Authority (U.S. Steel Corp.); Series 2010, Recovery Zone Facility RB	6.75%	12/01/40	400	407,824

Montgomery (County of) (St. Leonard); Series 2010, Ref. & Improvement Health Care MFH RB	6.63%	04/01/40	400	401,604

Ohio (State of) Air Quality Development Authority (FirstEnergy Generation Corp.); Series 2009 C, Ref. PCR	5.63%	06/01/18	400	449,152

Toledo-Lucas (County of) Port Authority (Crocker Park Public Improvement); Series 2003, Special Assessment RB	5.38%	12/01/35	480	442,670

				3,009,263

Oklahoma—0.67%

Citizen Potawatomi Nation; Series 2004 A, Sr. Obligation Tax RB	6.50%	09/01/16	500	480,260

Tulsa (County of) Industrial Authority (Montereau, Inc.); Series 2010 A, Sr. Living Community RB	7.25%	11/01/45	400	415,252

				895,512

Pennsylvania—4.99%

Allegheny (County of) Industrial Development Authority (Propel Charter School-Montour); Series 2010 A, Charter School RB	6.75%	08/15/35	390	378,522

Bucks (County of) Industrial Development Authority (Ann’s Choice, Inc. Facility); Series 2005 A, Retirement Community RB	6.13%	01/01/25	1,500	1,465,260

Chester (County of) Health & Education Facilities Authority (Jenner’s Pond, Inc.); Series 2002, Sr. Living Facility RB (g)(i)	7.63%	07/01/12	1,000	1,063,070

Cumberland (County of) Municipal Authority (Asbury Pennsylvania Obligated Group); Series 2010, RB	6.13%	01/01/45	385	359,621

Harrisburg (City of) Authority (Harrisburg University of Science); Series 2007 B, University RB	6.00%	09/01/36	750	665,475

Montgomery (County of) Industrial Development Authority (Philadelphia Presbytery Homes, Inc.); Series 2010, RB	6.63%	12/01/30	400	417,684

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Pennsylvania—(continued)

Pennsylvania (State of) Intergovernmental Cooperation Authority (City of Philadelphia Funding Program); Series 2009, Ref. Special Tax RB (b)	5.00%	06/15/21	$1,230	$1,430,047

Washington (County of) Redevelopment Authority (Victory Centre Tanger Outlet Development); Series 2006 A, Tax Allocation RB (g)(h)	5.45%	07/01/35	970	873,757

				6,653,436

Puerto Rico—0.30%

Puerto Rico Sales Tax Financing Corp.; First Subseries 2010 A, CAB RB (d)	0.00%	08/01/34	1,600	395,168

Rhode Island—0.23%

Tobacco Settlement Corp.; Series 2002 A, Asset-Backed RB	6.25%	06/01/42	335	307,624

South Carolina—1.57%

Georgetown (County of) (International Paper Co.); Series 2000 A, Ref. Environmental Improvement RB	5.95%	03/15/14	300	323,040

Myrtle Beach (City of) (Myrtle Beach Air Force Base); Series 2006 A, Tax Increment Allocation RB	5.30%	10/01/35	1,250	945,475

South Carolina (State of) Jobs-Economic Development Authority (The Woodlands at Furman); Series 2007 A, RB (f)	6.00%	11/15/37	625	246,869

South Carolina (State of) Jobs-Economic Development Authority (Wesley Commons); Series 2006, Ref. First Mortgage Health Facilities RB	5.30%	10/01/36	750	576,127

				2,091,511

South Dakota—0.24%

Sioux Falls (City of) (Dow Rummel Village); Series 2006, Ref. Health Facilities RB	5.00%	11/15/33	400	317,340

Tennessee—2.40%

Johnson (City of) Health & Educational Facilities Board (Mountain States Health Alliance); Series 2006 A, First Mortgage Hospital RB	5.50%	07/01/31	800	807,856

Metropolitan Government of Nashville & Davidson (County of) Health & Educational Facilities Board (Blakeford at Green Hills); Series 1998, Ref. RB	5.65%	07/01/24	400	380,612

Shelby (County of) Health Educational & Housing Facilities Board (Germantown Village);
Series 2003 A, Residential Care Facility Mortgage RB	7.25%	12/01/34	750	719,707

Series 2006, Residential Care Facility Mortgage RB	6.25%	12/01/34	475	409,232

Shelby (County of) Health Educational & Housing Facilities Board (Trezevant Manor); Series 2006 A, RB	5.75%	09/01/37	500	449,915

Trenton (City of) Health & Educational Facilities Board (RHA/Trenton MR, Inc.); Series 2009, RB	9.25%	04/01/39	400	424,312

				3,191,634

Texas—8.75%

Alliance (City of) Airport Authority (American Airlines, Inc.); Series 2007, Ref. RB (a)(f)	5.25%	12/01/29	400	76,120

Alliance Airport Authority, Inc. (Federal Express Corp.); Series 2006, Ref. Special Facilities RB (a)	4.85%	04/01/21	500	522,860

Austin Convention Enterprises, Inc.; Series 2006 B, Ref. Convention Center Second Tier RB (e)	5.75%	01/01/34	600	557,520

Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	400	413,260

Central Texas Regional Mobility Authority; Series 2011, Sub. Lien RB	6.75%	01/01/41	400	400,532

Clifton Higher Education Finance Corp. (Uplift Education); Series 2010 A, Education RB	6.25%	12/01/45	400	408,548

Decatur (City of) Hospital Authority (Wise Regional Health System); Series 2004 A, RB	7.13%	09/01/34	700	700,371

HFDC of Central Texas, Inc. (Legacy at Willow Bend); Series 2006 A, Retirement Facilities RB	5.75%	11/01/36	400	334,444

HFDC of Central Texas, Inc. (Sears Tyler Methodist); Series 2009 A, RB	7.75%	11/15/44	400	380,664

Houston (City of) (Continental Airlines, Inc. Terminal E);
Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/21	425	424,975

Series 2001 E, Airport System Special Facilities RB (a)	6.75%	07/01/29	215	213,607

Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.); Series 2011 A, RB	6.88%	05/15/41	400	431,860

La Vernia Higher Education Finance Corp. (Kipp, Inc.); Series 2009 A, RB	6.25%	08/15/39	400	422,976

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Texas—(continued)

Lubbock Health Facilities Development Corp. (Carillon Senior LifeCare Community); Series 2005 A, Ref. First Mortgage RB	6.50%	07/01/26	$875	$840,735

North Texas Tollway Authority (Special Project System);
Series 2011, Ref. First Tier RB	5.00%	01/01/38	400	396,240

Series 2011 B, CAB RB (d)	0.00%	09/01/37	2,800	552,496

North Texas Tollway Authority; Series 2008 A, First Tier RB (INS-BHAC) (b)(c)	5.75%	01/01/48	1,200	1,273,788

Tarrant County Cultural Education Facilities Finance Corp. (Mirador); Series 2010 A, Retirement Facility RB	8.13%	11/15/39	400	395,536

Tarrant County Cultural Education Facilities Finance Corp. (Northwest Senior Housing Corp.-Edgemere); Series 2006 A, Retirement Facilities RB	6.00%	11/15/36	450	435,856

Texas (State of) Turnpike Authority (Central Texas Turnpike); Series 2002, CAB RB (INS-AMBAC) (c)(d)	0.00%	08/15/33	1,665	410,522

Texas Private Activity Bond Surface Transportation Corp. (LBJ Infrastructure); Series 2010, Sr. Lien RB	7.00%	06/30/40	400	433,756

Texas State Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC North Tarrant Express Management Lanes); Series 2009, Sr. Lien RB	6.88%	12/31/39	400	428,476

Texas State Public Finance Authority Charter School Finance Corp. (Odyssey Academy, Inc.); Series 2010 A, Education RB	7.13%	02/15/40	400	410,368

Travis County Health Facilities Development Corp. (Westminster Manor); Series 2010, RB	7.00%	11/01/30	400	418,580

Tyler Health Facilities Development Corp. (Mother Frances Hospital); Series 2007, Ref. RB	5.00%	07/01/33	400	381,448

				11,665,538

Utah—1.03%

Emery (County of) (Pacificorp); Series 1996, Environmental Improvement RB (a)	6.15%	09/01/30	1,000	1,000,030

Utah (State of) Charter School Finance Authority (North Davis Preparatory Academy); Series 2010, Charter School RB	6.38%	07/15/40	400	377,448

				1,377,478

Virginia—1.74%

Chesterfield (County of) Economic Development Authority (Brandermill Woods); Series 1998, Ref. Mortgage RB (e)	6.50%	01/01/28	800	729,368

Lexington (City of) Industrial Development Authority (Kendal at Lexington); Series 2007 A, Residential Care Facilities Mortgage RB	5.50%	01/01/37	420	359,600

Peninsula Town Center Community Development Authority; Series 2007, Special Obligation RB	6.45%	09/01/37	695	699,879

Virginia (State of) Small Business Financing Authority (Hampton Roads Proton Beam Therapy Institute at Hampton University, LLC); Series 2009, RB (e)	9.00%	07/01/39	500	527,230

				2,316,077

Washington—2.78%

King (County of) Public Hospital District No. 4 (Snoqualmie Valley Hospital);
Series 2009, Ref. & Improvement Limited Tax GO Bonds	7.25%	12/01/38	400	403,308

Series 2011, Ref. & Improvement Limited Tax GO Bonds	7.00%	12/01/40	400	400,000

King (County of) Washington; Series 2011 B, Ref. Sewer RB (b)	5.00%	01/01/34	1,200	1,282,608

Seattle Industrial Development Corp. (Northwest Airlines, Inc.); Series 2001, Special Facilities RB (a)	7.25%	04/01/30	650	646,652

Washington (State of) Health Care Facilities Authority (Central Washington Health Services Association); Series 2009, RB	7.00%	07/01/39	400	414,580

Washington (State of) Health Care Facilities Authority (Seattle Cancer Care Alliance); Series 2009, RB	7.38%	03/01/38	500	555,230

				3,702,378

West Virginia—0.59%

West Virginia (State of) Hospital Finance Authority (Thomas Health System); Series 2008, Hospital RB	6.50%	10/01/38	825	792,594

Wisconsin—1.12%

Wisconsin (State of) Health & Educational Facilities Authority (Prohealth Care, Inc. Obligated Group); Series 2009, RB	6.38%	02/15/29	600	657,912

See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Wisconsin—(continued)

Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Community, Inc.); Series 2009 A, RB	7.63%	09/15/39	$400	$424,908

Wisconsin (State of) Public Finance Authority (Glenridge Palmer Ranch); Series 2011 A, Continuing Care Retirement Community RB	8.25%	06/01/46	400	411,820

				1,494,640

TOTAL INVESTMENTS(j)—105.19% (Cost $147,006,269)				140,195,765

FLOATING RATE NOTE OBLIGATIONS—(6.48)%
Notes with interest rates ranging from 0.14% to 0.24% at 11/30/11 and contractual maturities of collateral ranging from 06/15/21 to 06/15/50 (See Note 1D) (k)				(8,635,000)

OTHER ASSETS LESS LIABILITIES—1.29%				1,719,379

NET ASSETS—100.00%				$133,280,144

Investment Abbreviations:

ACA	— ACA Financial Guaranty Corp.
AGM	— Assured Guaranty Municipal Corp.
AMBAC	— American Municipal Bond Assurance Corp.
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corp.
CAB	— Capital Appreciation Bonds
COP	— Certificates of Participation
GO	— General Obligation
IDR	— Industrial Development Revenue Bonds
INS	— Insurer
MFH	— Multi-Family Housing
PCR	— Pollution Control Revenue Bonds
RB	— Revenue Bonds
Ref.	— Refunding
RN	— Revenue Notes
Sec.	— Secured
SGI	— Syncora Guarantee, Inc.
Sr.	— Senior
Sub.	— Subordinated
Notes to Schedule of Investments:
(a)	Security subject to the alternative minimum tax.

(b)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(c)	Principal and/or interest payments are secured by the bond insurance company listed.

(d)	Zero coupon bond issued at a discount.

(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at November 30, 2011 was $4,424,739, which represented 3.32% of the Trust’s Net Assets.

(f)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The aggregate value of these securities at November 30, 2011 was $2,560,518, which represented 1.92% of the Trust’s Net Assets.

(g)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(h)	Interest rate is redetermined periodically. Rate shown is the rate in effect on November 30, 2011.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5%.

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at November 30, 2011. At November 30, 2011, the Trust’s investments with a value of $14,730,985 are held by Dealer Trusts and serve as collateral for the $8,635,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Opportunities Trust

Notes to Quarterly Schedule of Portfolio Holdings
November 30, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Municipal Income Opportunities Trust

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Municipal Income Opportunities Trust

NOTE 2 — Additional Valuation Information
     Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 —	Prices are determined using quoted prices in an active market for identical assets.

Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
          The following is a summary of the tiered valuation input levels, as of November 30, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the nine months ended November 30, 2011, there were no significant transfers between investment levels.

	Level	Level 2	Level 3	Total

Municipal Obligations	$—	$140,195,765	$—	$140,195,765

NOTE 3 — Investment Securities
The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Trust during the nine months ended November 30, 2011 was $34,455,339 and $31,892,898, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$5,111,660

Aggregate unrealized (depreciation) of investment securities	(11,652,188)

Net unrealized appreciation (depreciation) of investment securities	$(6,540,528)

Cost of investments for tax purposes is $146,736,293.
Invesco Municipal Income Opportunities Trust

Item 2. Controls and Procedures.
(a)	As of December 15, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of December 15, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Municipal Income Opportunities Trust

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 27, 2012
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: January 27, 2012

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: January 27, 2012

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.